Consolidated Statements of Changes in Net Assets - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022
Net investment gain/(loss)		$ (1,484,454)		$ (2,939,115)
Recognition of conversion of SAFE note liabilities to Common Shares		0		25,375,657
Change in unrealized fair value of warrants	[1]	3,571,824		1,441,461
Change in unrealized fair value on SAFE note liabilities		0		677,092
Change in unrealized fair value on investments		(4,753,258)		(28,483,048)
Increase/(decrease) in net assets resulting from operations		(2,665,888)		(3,927,953)
Distributions to Shareholders
From distributable earnings		0		0
Total distributions to Fund shareholders		0		0
Capital Share Transactions
Conversion to SAFE notes		0		64,697,000	[2]
Increase/(decrease) in net assets from capital share transactions		0		64,697,000
Total increase/(decrease) in net assets		(2,665,888)		60,769,047
Beginning of period		56,764,040	[3],[4]	(4,005,007)
End of period		$ 54,098,152		$ 56,764,040	[3],[4]
Capital Share Activity
Conversion to SAFE notes		0		9,424,629	[2]
Reverse stock split		0		(1,044,724)
Net increase in shares outstanding		0		8,379,905
Shares outstanding, beginning of period		10,879,905		2,500,000
Shares outstanding, end of period		10,879,905		10,879,905

[1]	After consultation with the SEC in March 2023, the Warrants that were issued as part of our private offering of SAFEs were revised, in the second quarter of 2023, as expired following our registration as an investment company pursuant to Section 18 of the 1940 Act. As such, management has determined the fair value of the warrants to be $0 as of June 30, 2023.
[2]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issued and outstanding.
[3]	On May 11, 2022, each SAFE holder received from the Fund a number of shares of common stock equal to the total amount invested by such investor in the private offering divided by $10.00. Following the SAFE Conversion and the reverse stock split, the Fund has 10,879,905 shares of common stock issues and outstanding.
[4]	The Fund commenced operations on January 25, 2021. For the period from January 25, 2021 to May 11, 2022, the Organizer was the sole owner of the Fund’s shares of common stock of 2,500,000 shares. Financial Highlights were not presented for the Fund for the 2021 period.